Average Annual Total Returns - Equity Index Portfolio	Equity Index Portfolio 1 Year	Equity Index Portfolio 5 Years	Equity Index Portfolio 10 Years	Standard & Poor's 500 Index (reflects no deduction for fees or expenses) 1 Year	Standard & Poor's 500 Index (reflects no deduction for fees or expenses) 5 Years	Standard & Poor's 500 Index (reflects no deduction for fees or expenses) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 10 Years
Total	18.20%	15.05%	13.72%	18.40%	15.22%	13.88%	20.79%	15.36%	13.74%